Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Deferred Tax Assets	The tax effects of temporary differences that give rise to deferred tax assets are as follows:
	As of December 31,
	2022	2021
Current:
Accrued expenses	$133,591	$144,077
Stock compensation	354,274	1,800,762
Net operating loss carryforward	20,980,803	19,481,137
Research and development credit carry forward	1,340,317	252,536
Capitalized research and development	1,419,818	—
Total deferred tax assets	24,228,803	21,678,512
Valuation allowance	(24,228,803)	(21,678,512)
Deferred tax asset, net of valuation allowance	$—	$—

Schedule of Statutory Federal Income Tax Rate to Effective Tax Rate	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:
	For the Years Ended December 31,
	2022	2021
U.S. statutory federal rate	21.0%	21.0%
State income taxes, net of federal tax	7.1%	7.0%
Permanent differences	0.1%	(2.5)%
Prior year true-ups	(10.9)%	(2.7)%
R&D tax credit	3.7%	0.1%
Change in valuation allowance	(21.0)%	(22.9)%
Income tax provision (benefit)	—%	—%

Schedule of Income Tax Provision Consists	The income tax provision consists of the following:
	For the Years Ended December 31,
	2022	2021
Federal
Current	$—	$—
Deferred	(1,909,246)	(2,723,112)
State and local
Current	—	—
Deferred	(641,044)	(905,577)
Change in valuation allowance	2,550,290	3,628,689
Income tax provision (benefit)	$—	$—